Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related allowance	$ 406	$ 238
Recorded investment	4,650	3,126
Unpaid principal balance	4,669	4,346
Average recorded investment	2,892	3,350
Interest income recognized	155	97
Specific reserves	406	238
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	253	740
Unpaid principal balance, with no related allowance	272	759
Average recorded investment, with no related allowance	502	616
Interest income recognized, with no related allowance	2	34
Recorded investment, with related allowance	87	117
Unpaid principal balance, with related allowance	87	117
Related allowance	36	29
Average recorded investment, with related allowance	113	242
Interest income recognized, with related allowance	0	0
Recorded investment	340	857
Unpaid principal balance	359	876
Average recorded investment	615	858
Interest income recognized	2	34
Specific reserves	36	29
Commercial Real Estate Portfolio Segment [Member]
Related allowance	280	95
Specific reserves	280	95
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance	0	932
Unpaid principal balance, with no related allowance	0	1,582
Average recorded investment, with no related allowance	432	580
Interest income recognized, with no related allowance	0	33
Recorded investment, with related allowance	0	166
Unpaid principal balance, with related allowance	0	166
Related allowance	0	5
Average recorded investment, with related allowance	98	175
Interest income recognized, with related allowance	0	0
Recorded investment	0	1,098
Unpaid principal balance	0	1,748
Average recorded investment	530	755
Interest income recognized	0	33
Specific reserves	0	5
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	189	211
Unpaid principal balance, with no related allowance	189	211
Average recorded investment, with no related allowance	197	314
Interest income recognized, with no related allowance	0	2
Recorded investment, with related allowance	3,568	175
Unpaid principal balance, with related allowance	3,568	175
Related allowance	280	90
Average recorded investment, with related allowance	844	425
Interest income recognized, with related allowance	142	10
Recorded investment	3,757	386
Unpaid principal balance	3,757	386
Average recorded investment	1,041	739
Interest income recognized	142	12
Specific reserves	280	90
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	419	574
Unpaid principal balance, with no related allowance	419	574
Average recorded investment, with no related allowance	545	626
Interest income recognized, with no related allowance	9	10
Recorded investment, with related allowance	127	176
Unpaid principal balance, with related allowance	127	176
Related allowance	83	100
Average recorded investment, with related allowance	136	170
Interest income recognized, with related allowance	2	6
Recorded investment	546	750
Unpaid principal balance	546	750
Average recorded investment	681	796
Interest income recognized	11	16
Specific reserves	83	100
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance		0
Unpaid principal balance, with no related allowance		0
Average recorded investment, with no related allowance		2
Interest income recognized, with no related allowance		0
Recorded investment, with related allowance	7	35
Unpaid principal balance, with related allowance	7	586
Related allowance	7	14
Average recorded investment, with related allowance	25	200
Interest income recognized, with related allowance	0	2
Recorded investment	7	35
Unpaid principal balance	7	586
Average recorded investment	25	202
Interest income recognized	0	2
Specific reserves	$ 7	$ 14